Significant Accounting Policies - Schedule of Non-derivative Financial Assets and Financial Liabilities (Parenthetical) (Detail) - Oct. 12, 2022 $ in Millions, $ in Millions	CAD ($)	USD ($)
Additional tier1 capital instruments one [member]
Nonderivative financial assets and financial liabilities [Line Items]
Other equity instruments notional amount	$ 1,560	$ 1,250